Portfolio of Investments (unaudited)
As of July 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS—76.4%
AUSTRALIA—7.3%
Australia & New Zealand Banking Group Ltd.
(fixed rate to 08/12/2027, variable rate thereafter), 5.91%, 08/12/2027(a)	AUD	900,000	$636,040
(fixed rate to 02/10/2033, variable rate thereafter), 6.74%, 02/10/2033(a)(b)		1,000,000	729,397
Commonwealth Bank of Australia
(fixed rate to 11/09/2027, variable rate thereafter), 6.86%, 11/09/2027(a)(b)		4,000,000	2,860,985
(fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2033(a)		8,500,000	6,189,942
Macquarie Bank Ltd., 6.80%, 01/18/2033(b)		$4,500,000	4,770,541
Mineral Resources Ltd., 6.25%, 05/01/2034(a)(b)		2,400,000	2,339,181
National Australia Bank Ltd.
(fixed rate to 08/03/2027, variable rate thereafter), 6.32%, 08/03/2027(a)(b)	AUD	7,500,000	5,321,283
(fixed rate to 03/09/2028, variable rate thereafter), 6.16%, 03/09/2028(a)(b)		1,500,000	1,065,703
6.43%, 01/12/2033(b)		$1,000,000	1,046,207
NBN Co. Ltd., 4.15%, 09/16/2030(a)(b)		2,407,000	2,341,886
Perenti Finance Pty. Ltd., 7.50%, 04/26/2029(a)(b)		3,800,000	3,896,366
Wesfarmers Ltd., 2.55%, 06/23/2031(a)(b)	AUD	7,000,000	4,285,820
Westpac Banking Corp.
(fixed rate to 06/23/2028, variable rate thereafter), 6.49%, 06/23/2028(a)(b)		5,000,000	3,576,723
(fixed rate to 06/23/2033, variable rate thereafter), 6.93%, 06/23/2033(a)(b)		5,700,000	4,205,730
(fixed rate to 11/15/2033, variable rate thereafter), 7.20%, 11/15/2033(a)		6,300,000	4,720,963
Total Australia			47,986,767
BRAZIL—0.2%
BRF SA, 5.75%, 09/21/2050(a)(b)		$200,000	153,561
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)(b)		200,000	207,035
Samarco Mineracao SA, 9.500% Cash or 9.000% PIK, 06/30/2031(a)(b)		485,608	489,291
Yinson Boronia Production BV, 8.95%, 07/31/2042(a)(b)(c)		192,024	211,583
Total Brazil			1,061,470
Shares or Principal Amount			Value

CANADA—0.0%
Sagicor Financial Co. Ltd., 5.30%, 05/13/2028(a)(b)		$210,000	$208,992
CHINA—9.7%
Alibaba Group Holding Ltd.
4.50%, 11/28/2034(a)		2,500,000	2,382,192
5.63%, 11/26/2054(a)		2,350,000	2,226,274
CFAMC III Co. Ltd., 4.75%, 04/27/2027(b)		3,600,000	3,595,078
China Education Group Holdings Ltd., 5.63%, 06/24/2029(a)(b)		2,450,000	2,413,480
China Hongqiao Group Ltd.
7.05%, 01/10/2028(b)		2,300,000	2,327,243
6.93%, 11/29/2028(b)		2,252,000	2,305,529
China Oil & Gas Group Ltd., 7.00%, 02/04/2029(a)(b)		5,000,000	4,846,867
Far East Horizon Ltd.
6.63%, 04/16/2027(b)		4,800,000	4,845,210
5.25%, 01/13/2029(b)		2,413,000	2,380,801
Fortune Star BVI Ltd., 8.50%, 05/19/2028(a)(b)		4,700,000	4,779,904
Health & Happiness H&H International Holdings Ltd., 9.13%, 07/24/2028(a)(b)		4,900,000	5,132,750
Industrial & Commercial Bank of China Ltd., Series 2022-1, 3.28%, 01/20/2032(a)	CNY	30,000,000	4,482,509
Meituan, 5.13%, 11/05/2035(a)(b)		$2,495,000	2,361,430
New Metro Global Ltd., 11.80%, 03/09/2029(b)		2,500,000	2,369,359
Shui On Development Holding Ltd., 9.75%, 01/26/2029(a)(b)		4,850,000	4,922,841
Tencent Holdings Ltd., 5.00%, 06/16/2036(a)(b)		4,800,000	4,722,836
West China Cement Ltd., 9.90%, 12/04/2028(a)(b)		5,000,000	4,249,918
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/2028(a)(b)		3,600,000	3,256,496
Total China			63,600,717
COLOMBIA—0.1%
Ecopetrol SA, 8.88%, 01/13/2033(a)		105,000	113,400
Empresas Publicas de Medellin ESP, 4.38%, 02/15/2031(a)(b)		437,000	398,322
Total Colombia			511,722
DOMINICAN REPUBLIC—0.0%
AES Espana BV, 5.70%, 05/04/2028(a)(b)		202,000	200,232
FRANCE—0.8%
BNP Paribas SA, VRN, (fixed rate to 08/14/2028, variable rate thereafter), 8.50%, 08/14/2028(b)(d)		5,240,000	5,492,909
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
GEORGIA—1.5%
Bank of Georgia JSC, VRN, (fixed rate to 07/16/2029, variable rate thereafter), 9.50%, 07/16/2029(b)(d)		$2,500,000	$2,626,435
Georgia Global Utilities JSC, 8.88%, 07/25/2029(a)(b)		4,119,000	4,221,713
Georgian Railway JSC, 4.00%, 06/17/2028(a)(b)		359,000	344,854
Silk Road Group Holding LLC, 7.50%, 09/15/2030(a)(b)		2,379,000	2,369,383
TBC Bank JSC, VRN, (fixed rate to 07/30/2029, variable rate thereafter), 10.25%, 07/30/2029(b)(d)		200,000	214,406
Total Georgia			9,776,791
HONG KONG—9.8%
AIA Group Ltd., 5.63%, 10/25/2027(a)(b)		3,750,000	3,800,133
Cas Capital No. 2 Ltd., VRN, (fixed rate to 01/13/2031, variable rate thereafter), 6.25%, 01/13/2031(b)(d)		4,900,000	4,878,415
China Ping An Insurance Overseas Holdings Ltd., 5.00%, 10/08/2035(a)(b)		1,260,000	1,209,449
CS Treasury Management Services P Ltd., 9.00%, 12/05/2026(b)(d)		2,500,000	2,565,264
Elect Global Investments Ltd., VRN, (fixed rate to 09/11/2030, variable rate thereafter), 7.20%, 09/11/2030(b)(d)		4,600,000	4,814,269
Hongkong Land Finance Cayman Islands Co. Ltd., 5.25%, 07/14/2033(a)(b)		3,500,000	3,534,911
Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(b)		15,500,000	15,933,226
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(b)		980,000	1,114,552
Melco Resorts Finance Ltd.
7.63%, 04/17/2032(a)(b)		4,769,000	4,866,686
7.63%, 04/17/2032(a)(b)		3,000,000	3,061,450
MTR Corp. CI Ltd., VRN, (fixed rate to 09/24/2035, variable rate thereafter), 5.63%, 09/24/2035(b)(d)		3,000,000	3,048,696
MTR Corp. Ltd.
5.58%, 01/29/2038(a)(b)	AUD	5,000,000	3,449,820
5.25%, 04/01/2055(a)(b)		$1,300,000	1,232,913
Nan Fung Treasury Ltd., 5.75%, 05/21/2036(a)(b)		2,379,000	2,333,274
NWD MTN Ltd., 8.63%, 02/08/2028(a)(b)		3,200,000	3,091,324
	Shares or Principal Amount		Value

Prudential Funding Asia PLC, VRN, (fixed rate to 08/03/2028, variable rate thereafter), 2.95%, 08/03/2028(a)(b)		$5,400,000	$5,152,693
Total Hong Kong			64,087,075
INDIA—10.6%
Axis Bank Ltd., VRN, (fixed rate to 09/08/2026, variable rate thereafter), 4.10%, 09/08/2026(b)(d)		2,500,000	2,491,656
CGE Treasury Ifsc Pvt Ltd., 7.88%, 07/28/2031(a)(b)		790,000	787,969
Continuum Green Energy India Pvt/Co-Issuers, 7.50%, 06/26/2033(a)(b)(c)		927,000	943,965
Greenko Power II Ltd., 4.30%, 12/13/2028(a)(b)(c)		3,309,827	3,169,001
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/2028(a)(b)(c)		1,507,050	1,520,537
HDFC Bank Ltd., Series AB1, 7.69%, 01/27/2033	INR	660,000,000	6,905,261
ICICI Bank Ltd./IFSC, 5.46%, 07/30/2031(b)		$2,440,000	2,451,399
IIFL Finance Ltd.
8.75%, 07/24/2028(b)		1,148,000	1,178,957
7.60%, 09/10/2029(b)		2,500,000	2,506,799
India Cleantech Energy, 4.70%, 08/10/2026(a)(b)(c)		988,500	985,967
India Green Power Holdings, 4.00%, 02/22/2027(a)(b)(c)		5,017,600	4,958,744
Indian Railway Finance Corp. Ltd., Series 129, 8.45%, 12/04/2028	INR	50,000,000	536,193
Manappuram Finance Ltd., 7.38%, 05/12/2028(b)(c)		$990,000	994,465
Muthoot Finance Ltd., 7.13%, 02/14/2028(b)(c)		2,389,000	2,403,224
Power Finance Corp. Ltd., 6.15%, 12/06/2028(b)		7,112,000	7,270,008
REC Ltd.
5.63%, 04/11/2028(b)		3,443,000	3,467,062
4.75%, 09/27/2029(b)		3,800,000	3,754,227
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/2031(a)(b)		1,213,000	1,200,252
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/2028(a)(b)		1,050,000	1,018,700
Sammaan Capital Ltd.
9.70%, 07/03/2027(b)		1,734,000	1,783,846
8.95%, 08/28/2028(b)		1,500,000	1,553,937
7.50%, 10/16/2030(b)		1,000,000	1,004,829
Shriram Finance Ltd., 6.63%, 04/22/2027(b)		5,000,000	5,047,170
UPL Corp. Ltd., 4.50%, 03/08/2028(b)		2,641,000	2,560,350
Vedanta Resources Finance II PLC
7.00%, 07/13/2032(a)(b)(c)		1,250,000	1,250,334
7.38%, 07/13/2034(a)(b)(c)		5,000,000	4,969,789
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
INDIA (continued)
Vedanta Resources Finance II PLC (continued)
7.75%, 07/13/2037(a)(b)(c)	$2,500,000	$2,508,046
Total India		69,222,687
INDONESIA—4.5%
Bank Mandiri Persero Tbk. PT, 5.25%, 04/10/2031(b)	1,178,000	1,163,693
Bank Negara Indonesia Persero Tbk. PT, VRN, (fixed rate to 10/22/2031, variable rate thereafter), 7.15%, 10/22/2031(b)(d)	4,112,000	4,091,145
Krakatau Posco PT, 6.38%, 06/11/2029(b)	4,750,000	4,748,661
LLPL Capital Pte. Ltd., 6.88%, 02/04/2039(b)(c)	4,127,025	4,132,382
Majapahit Holding BV, 7.88%, 06/29/2037(b)	2,000,000	2,219,356
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/2030(a)(b)	2,251,000	2,336,586
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/2028(a)(b)	221,000	221,210
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/2029(a)(b)	2,206,000	2,261,966
Nickel Industries Ltd., 9.00%, 09/30/2030(a)(b)	1,619,000	1,651,533
Pertamina Geothermal Energy PT, 5.15%, 04/27/2028(a)(b)	1,892,000	1,890,852
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
6.15%, 05/21/2048(b)	2,400,000	2,175,708
6.15%, 05/21/2048(b)	3,129,000	2,836,580
Total Indonesia		29,729,672
ISRAEL—0.0%
Leviathan Bond Ltd., 6.50%, 06/30/2027(a)(b)	161,323	161,559
JAMAICA—0.0%
NCB Financial Group Ltd., 11.00%, 07/31/2030(a)(b)	200,000	211,000
JAPAN—2.6%
Nippon Life Insurance Co., VRN, (fixed rate to 04/30/2035, variable rate thereafter), 6.50%, 04/30/2035(a)(b)	3,170,000	3,261,886
NTT Finance Corp., 5.50%, 07/16/2035(a)(b)	1,800,000	1,783,165
Rakuten Group, Inc., 11.25%, 02/15/2027(b)	4,500,000	4,626,639
SoftBank Corp., 5.33%, 07/09/2035(a)(b)	5,000,000	4,829,038
SoftBank Group Corp., 8.25%, 10/22/2031(a)(b)	2,500,000	2,517,468
Total Japan		17,018,196
	Shares or Principal Amount		Value

KAZAKHSTAN—0.1%
KazMunayGas National Co. JSC, 5.75%, 04/19/2047(b)		$670,000	$605,019
MACAO—1.6%
Sands China Ltd., 5.40%, 08/08/2028(a)		3,600,000	3,621,496
Studio City Finance Ltd., 5.00%, 01/15/2029(a)(b)		3,800,000	3,615,589
Wynn Macau Ltd., 5.63%, 08/26/2028(a)(b)		3,000,000	2,965,666
Total Macao			10,202,751
MALAYSIA—3.7%
DRB-Hicom Bhd., 5.10%, 12/12/2029	MYR	5,000,000	1,274,946
Dua Capital Ltd., 2.78%, 05/11/2031(a)(b)		$2,600,000	2,358,168
Gohl Capital Holdings Ltd., VRN, (fixed rate to 10/29/2031, variable rate thereafter), 7.63%, 10/29/2031(b)(d)		3,500,000	3,346,345
Khazanah Capital Ltd., 4.76%, 09/05/2034(b)		3,900,000	3,789,631
Pengerang LNG Two Sdn Bhd.
2.86%, 10/20/2028	MYR	5,000,000	1,201,763
2.92%, 10/19/2029		5,000,000	1,192,365
Petroliam Nasional Bhd., 7.63%, 10/15/2026(b)		$2,000,000	2,012,445
Petronas Capital Ltd.
2.48%, 01/28/2032(a)(b)		2,000,000	1,760,442
5.85%, 04/03/2055(a)(b)		2,800,000	2,754,474
4.80%, 04/21/2060(a)(b)		2,600,000	2,162,586
Tenaga Nasional Bhd., 7.50%, 01/15/2096(b)		2,700,000	2,583,900
Total Malaysia			24,437,065
MEXICO—0.3%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, (fixed rate to 01/18/2028, variable rate thereafter), 5.13%, 01/18/2028(a)(b)		470,000	457,310
Comision Federal de Electricidad, 6.05%, 01/28/2034(a)(b)		200,000	192,912
Petroleos Mexicanos
Series 14-2, 7.47%, 11/12/2026	MXN	1,472,800	84,767
Series 14-2, 7.47%, 11/12/2026		1,472,700	84,761
6.75%, 09/21/2047		$851,000	696,118
Saavi Energia SARL, 8.88%, 02/10/2035(a)(b)		341,000	368,553
Total Mexico			1,884,421
MONGOLIA—1.7%
Bogd Bank, 9.50%, 06/03/2029(b)		3,300,000	3,242,250
Golomt Bank, 7.95%, 05/14/2029(b)		2,376,000	2,383,343
Tsetsens Mining & Energy LLC, 11.38%, 02/05/2031(a)(b)		5,000,000	5,367,496
Total Mongolia			10,993,089
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

Shares or Principal Amount			Value
CORPORATE BONDS (continued)
MOROCCO—0.4%
OCP SA, 7.50%, 05/02/2054(a)(b)		$2,672,000	$2,745,043
NIGERIA—0.5%
Dangote Fertiliser Ltd., 7.75%, 05/05/2031(a)(b)		3,088,000	3,097,384
IHS Holding Ltd., 8.25%, 11/29/2031(a)(b)		200,000	208,538
Total Nigeria			3,305,922
PERU—0.0%
Petroleos del Peru SA, 5.63%, 06/19/2047(b)		400,000	286,340
PHILIPPINES—0.6%
AC Energy Finance International Ltd., 5.10%, 11/25/2026(b)(d)		3,000,000	2,341,513
Primero Agila Ltd., 7.75%, 07/16/2031(a)(b)		1,490,000	1,472,643
Total Philippines			3,814,156
RUSSIA—0.0%
Sovcombank Via SovCom Capital DAC, 7.75%, 05/06/2030(b)(d)		250,000	–
SAUDI ARABIA—1.8%
Greensaif Pipelines Bidco SARL, 6.10%, 08/23/2042(b)(c)		6,714,000	6,617,367
SNB Funding Ltd., VRN, (fixed rate to 06/24/2030, variable rate thereafter), 6.00%, 06/24/2030(a)(b)		5,000,000	4,984,732
Total Saudi Arabia			11,602,099
SERBIA—0.4%
Telecommunications Co. Telekom Srbija AD Belgrade
7.00%, 10/28/2029(a)(b)		200,000	199,088
7.25%, 05/18/2031(a)(b)		2,377,000	2,349,342
Total Serbia			2,548,430
SINGAPORE—3.1%
GLP Pte. Ltd.
VRN, (fixed rate to 11/17/2026, variable rate thereafter), 7.87%, 11/17/2026(b)(d)		4,200,000	2,551,794
9.75%, 05/20/2028(b)		3,000,000	2,717,929
Oversea-Chinese Banking Corp. Ltd., VRN, (fixed rate to 09/08/2030, variable rate thereafter), 4.55%, 09/08/2030(a)(b)		5,000,000	4,887,537
Puma International Financing SA, 7.75%, 04/25/2029(a)(b)		331,000	339,571
Temasek Financial I Ltd., 1.85%, 07/30/2030(a)(b)	CNY	66,000,000	9,818,148
Total Singapore			20,314,979
SOUTH AFRICA—0.2%
Eskom Holdings, 0.00%, 12/31/2032(e)	ZAR	28,700,000	740,173
Shares or Principal Amount		Value

Sasol Financing USA LLC, 5.50%, 03/18/2031(a)	$400,000	$373,793
Total South Africa		1,113,966
SOUTH KOREA—2.7%
Hanwha Life Insurance Co. Ltd., VRN, (fixed rate to 06/24/2030, variable rate thereafter), 6.30%, 06/24/2030(a)(b)	2,500,000	2,553,125
LG Energy Solution Ltd., 5.38%, 04/02/2030(b)	4,330,000	4,322,108
Shinhan Bank Co. Ltd., 4.50%, 03/26/2028(b)	2,200,000	2,185,380
Tongyang Life Insurance Co. Ltd., VRN, (fixed rate to 05/07/2030, variable rate thereafter), 6.25%, 05/07/2030(a)(b)	4,738,000	4,845,126
Woori Bank, VRN, (fixed rate to 07/24/2029, variable rate thereafter), 6.38%, 07/24/2029(b)(d)	3,500,000	3,597,837
Total South Korea		17,503,576
SWITZERLAND—0.4%
UBS Group AG, VRN, (fixed rate to 11/13/2028, variable rate thereafter), 9.25%, 11/13/2028(b)(d)	2,700,000	2,891,263
THAILAND—3.1%
Advanced Info Service PCL, 4.89%, 03/04/2036(a)(b)	2,005,000	1,910,019
Bangkok Bank PCL
9.03%, 03/15/2029(b)	1,200,000	1,306,667
VRN, (fixed rate to 03/25/2035, variable rate thereafter), 6.06%, 03/25/2035(a)(b)	6,500,000	6,464,253
GC Treasury Center Co. Ltd., VRN, (fixed rate to 03/10/2035, variable rate thereafter), 7.13%, 03/10/2035(b)(d)	5,000,000	4,919,293
Muangthai Capital PCL
6.88%, 09/30/2028(b)(c)	1,824,000	1,826,982
7.55%, 07/21/2030(b)(c)	1,650,000	1,658,741
Thaioil Treasury Center Co. Ltd., VRN, (fixed rate to 01/15/2031, variable rate thereafter), 6.10%, 01/15/2031(b)(d)	2,326,000	2,256,432
Total Thailand		20,342,387
TOGO—0.0%
Ecobank Transnational, Inc., 10.13%, 10/15/2029(b)	200,000	220,829
TRINIDAD—0.1%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)(b)	291,000	297,667
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
TRINIDAD (continued)
Port of Spain Waterfront Development, 7.88%, 02/19/2040(a)(b)(c)	$186,667	$192,733
Total Trinidad		490,400
TURKEY—0.1%
Turkiye Sinai Kalkinma Bankasi AS, VRN, (fixed rate to 03/21/2029, variable rate thereafter), 9.75%, 03/21/2029(b)(d)	200,000	202,846
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)(b)	275,000	276,700
Yapi ve Kredi Bankasi AS, VRN, (fixed rate to 03/11/2031, variable rate thereafter), 7.55%, 03/11/2031(a)(b)	204,000	199,223
Total Turkey		678,769
UKRAINE—0.1%
Kernel Holding SA, 6.75%, 10/27/2027(a)(b)	206,000	200,982
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(b)	236,403	204,784
Total Ukraine		405,766
UNITED ARAB EMIRATES—2.6%
Abu Dhabi Commercial Bank PJSC, VRN, (fixed rate to 09/10/2029, variable rate thereafter), 5.36%, 09/10/2029(a)(b)	4,800,000	4,738,116
DP World Ltd., 6.85%, 07/02/2037(b)	2,700,000	2,790,106
First Abu Dhabi Bank PJSC, VRN, (fixed rate to 10/04/2028, variable rate thereafter), 6.32%, 10/04/2028(a)(b)	5,000,000	5,075,640
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036(b)(c)	5,537,000	4,734,609
Total United Arab Emirates		17,338,471
UNITED KINGDOM—3.9%
HSBC Holdings PLC
(fixed rate to 11/03/2027, variable rate thereafter), 7.39%, 11/03/2027(a)	3,500,000	3,608,814
VRN, (fixed rate to 03/07/2028, variable rate thereafter), 8.00%, 03/07/2028(d)	6,700,000	6,918,561
Standard Chartered PLC
VRN, (fixed rate to 11/16/2027, variable rate thereafter), 7.77%, 11/16/2027(a)(b)	3,000,000	3,109,853
	Shares or Principal Amount		Value

Standard Chartered PLC (continued)
VRN, (fixed rate to 01/09/2028, variable rate thereafter), 6.30%, 01/09/2028(a)(b)		$7,276,000	$7,419,618
VRN, (fixed rate to 11/14/2035, variable rate thereafter), 7.00%, 11/14/2035(b)(d)		4,400,000	4,380,435
Total United Kingdom			25,437,281
UNITED STATES—1.3%
Affinity Interactive, 6.88%, 12/15/2027(a)(b)		273,000	133,770
Equinix Asia Financing Corp. Pte. Ltd., 3.50%, 03/15/2030(a)(b)	SGD	3,000,000	2,365,105
Hyundai Capital America, 6.38%, 04/08/2030(a)(b)		$5,300,000	5,496,773
Metropolitan Life Global Funding I, 6.32%, 05/28/2036	AUD	900,000	638,320
Total United States			8,633,968
UZBEKISTAN—0.5%
Jscb Agrobank, 9.25%, 10/02/2029(b)		$200,000	215,572
Uzbekneftegaz JSC, 8.75%, 05/07/2030(b)		2,597,000	2,767,988
Total Uzbekistan			2,983,560
VIETNAM—0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029(a)(b)(c)		952,342	937,732
ZAMBIA—0.0%
First Quantum Minerals Ltd., 8.63%, 06/01/2031(a)(b)		200,000	208,065
Total Corporate Bonds			501,195,136
GOVERNMENT BONDS—73.6%
ANGOLA—0.1%
Angola Government International Bonds, 9.13%, 11/26/2049(b)		701,000	657,128
ARGENTINA—0.2%
Argentina Republic Government International Bonds
5.00%, 01/09/2038(a)(c)		832,800	686,227
4.13%, 07/09/2046(a)(c)(f)		1,175,464	875,133
Total Argentina			1,561,360
BENIN—0.0%
Benin Government International Bonds, 8.38%, 01/23/2041(b)(c)		200,000	212,050
BRAZIL—4.0%
Brazil Government International Bonds, 7.13%, 01/20/2037		370,000	388,796
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2029	BRL	73,000,000	13,319,244
10.00%, 01/01/2033		30,000,000	4,858,914
10.00%, 01/01/2035		50,000,000	7,773,307
Total Brazil			26,340,261
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
CHILE—0.1%
Chile Government International Bonds, 4.34%, 03/07/2042(a)		$719,000	$605,757
CHINA—6.9%
China Government Bonds
1.46%, 05/25/2028	CNY	14,000,000	2,083,451
1.63%, 10/25/2030		65,000,000	9,719,887
1.67%, 05/25/2035		175,500,000	26,082,956
1.88%, 04/25/2055		50,500,000	7,052,739
Total China			44,939,033
DOMINICAN REPUBLIC—0.8%
Dominican Republic International Bonds
13.63%, 02/03/2033(a)(b)	DOP	219,950,000	4,569,703
5.88%, 01/30/2060(b)		$1,030,000	870,350
Total Dominican Republic			5,440,053
ECUADOR—0.0%
Ecuador Government International Bonds, 6.90%, 07/31/2035(b)(c)		323,500	290,827
EGYPT—0.5%
Egypt Government Bonds, 24.14%, 12/03/2027	EGP	135,000,000	2,614,537
Egypt Government International Bonds
7.05%, 01/15/2032(b)		$414,000	406,435
7.90%, 02/21/2048(b)		424,000	373,096
Total Egypt			3,394,068
EL SALVADOR—0.1%
El Salvador Government International Bonds, 9.65%, 11/21/2054(a)(b)(c)		343,000	388,036
GHANA—0.0%
Ghana Government International Bonds
5.00%, 07/03/2029(b)(c)(f)		69,877	68,413
0.00%, 01/03/2030(b)(c)(e)		12,140	10,644
Total Ghana			79,057
HONDURAS—0.0%
Honduras Government International Bonds, 8.63%, 11/27/2034(a)(b)		200,000	227,850
HONG KONG—3.6%
Airport Authority
4.88%, 01/12/2033(a)(b)		950,000	955,453
5.13%, 01/15/2035(a)(b)		2,131,000	2,181,973
Hong Kong Government Infrastructure Bonds Programme
2.76%, 04/25/2028	HKD	48,000,000	6,090,421
1.97%, 05/15/2030	CNY	52,700,000	7,941,093
3.17%, 07/24/2035	HKD	50,000,000	6,221,963
Total Hong Kong			23,390,903
	Shares or Principal Amount		Value

HUNGARY—0.1%
Hungary Government Bonds, 6.75%, 10/22/2028	HUF	123,150,000	$400,178
INDIA—2.8%
Export-Import Bank of India
5.50%, 01/18/2033(b)		$2,500,000	2,509,121
5.75%, 01/12/2056(b)		2,500,000	2,378,822
India Government Bonds
6.68%, 07/07/2040	INR	1,260,000,000	12,817,230
7.40%, 09/19/2062		46,520,000	472,682
Total India			18,177,855
INDONESIA—10.2%
Indonesia Government International Bonds
2.45%, 03/04/2029	CNY	43,000,000	6,415,838
2.50%, 10/31/2030		23,500,000	3,501,240
8.50%, 10/12/2035(b)		$12,880,000	15,385,829
7.75%, 01/17/2038(b)		4,100,000	4,707,700
3.70%, 10/30/2049		935,000	636,432
Indonesia Treasury Bonds
9.00%, 03/15/2029	IDR	160,000,000,000	9,242,621
8.25%, 05/15/2029		200,000,000,000	11,373,971
8.75%, 05/15/2031		235,000,000,000	13,789,044
9.50%, 07/15/2031		16,000,000,000	970,030
7.00%, 02/15/2033		15,000,000,000	814,720
Total Indonesia			66,837,425
JORDAN—0.1%
Jordan Government International Bonds, 7.50%, 01/13/2029(b)		$324,000	334,537
KAZAKHSTAN—0.4%
Development Bank of Kazakhstan JSC, 16.95%, 05/08/2029(b)	KZT	1,125,500,000	2,392,168
KENYA—0.1%
Republic of Kenya Government International Bonds, 8.25%, 02/28/2048(b)		$422,000	392,345
KYRGYZSTAN—0.5%
Kyrgyz Republic International Bonds, 7.75%, 06/03/2030(b)		2,960,000	2,986,718
LAOS—0.4%
Laos Government International Bonds, 11.25%, 11/12/2030(b)(c)		2,300,000	2,492,625
MALAYSIA—11.5%
Malaysia Government Bonds
3.52%, 04/20/2028	MYR	20,000,000	4,915,078
3.73%, 06/15/2028		5,000,000	1,233,585
3.89%, 08/15/2029		20,000,000	4,965,728
3.58%, 07/15/2032		45,000,000	10,979,970
3.84%, 04/15/2033		20,000,000	4,943,840
4.64%, 11/07/2033		30,000,000	7,775,894
3.83%, 07/05/2034		17,800,000	4,378,589
4.25%, 05/31/2035		20,000,000	5,077,667
4.76%, 04/07/2037		10,000,000	2,645,215
3.76%, 05/22/2040		1,000,000	239,554
4.70%, 10/15/2042		6,500,000	1,728,566
4.18%, 05/16/2044		7,000,000	1,757,077
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
MALAYSIA (continued)
Malaysia Government Bonds (continued)
4.07%, 06/15/2050	MYR	10,900,000	$2,658,566
Malaysia Government Investment Issue
3.60%, 07/31/2028		50,000,000	12,306,854
3.64%, 08/30/2030		30,000,000	7,382,095
3.97%, 07/16/2040		10,000,000	2,449,641
Total Malaysia			75,437,919
MEXICO—4.2%
Mexico Bonos
8.50%, 05/31/2029	MXN	469,000,000	27,441,354
7.75%, 11/13/2042		5,145,500	250,512
Total Mexico			27,691,866
NIGERIA—0.1%
Nigeria Government International Bonds, 7.63%, 11/28/2047(b)		$435,000	423,122
OMAN—0.2%
Oman Government International Bonds, 7.00%, 01/25/2051(b)		1,400,000	1,512,044
PAKISTAN—4.5%
Pakistan Government International Bonds, 6.88%, 12/05/2027(b)		1,500,000	1,508,698
Pakistan Investment Bonds
14.00%, 02/15/2027	PKR	5,200,000,000	18,894,745
14.00%, 09/20/2027		2,400,000,000	8,814,450
Total Pakistan			29,217,893
PERU—0.2%
Peru Government International Bonds, 6.90%, 08/12/2037(b)	PEN	4,138,000	1,245,857
PHILIPPINES—5.3%
Philippines Government Bonds
6.38%, 07/27/2030	PHP	92,400,000	1,461,770
8.00%, 07/19/2031		755,000,000	12,660,215
6.75%, 09/15/2032		443,080,000	6,965,921
9.25%, 11/05/2034		76,000,000	1,365,935
8.00%, 09/30/2035		202,300,000	3,365,129
Philippines Government International Bonds
6.38%, 10/23/2034		$6,500,000	6,865,233
5.50%, 01/17/2048		2,500,000	2,289,757
Total Philippines			34,973,960
SAUDI ARABIA—0.4%
Saudi Government International Bonds, 5.75%, 01/16/2054(b)		3,000,000	2,749,190
SINGAPORE—5.5%
Housing & Development Board, 2.60%, 10/30/2029(b)	SGD	7,500,000	5,947,373
Singapore Government Bonds
2.88%, 09/01/2027		1,700,000	1,343,217
1.63%, 07/01/2031		5,800,000	4,442,543
3.38%, 09/01/2033		10,500,000	8,793,325
	Shares or Principal Amount		Value

Singapore Government Bonds (continued)
2.75%, 03/01/2035	SGD	4,300,000	$3,470,311
2.25%, 08/01/2036		5,000,000	3,859,098
3.25%, 06/01/2054(b)		9,400,000	8,483,272
Total Singapore			36,339,139
SOUTH AFRICA—4.0%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR	256,987,600	15,538,321
8.50%, 01/31/2037		165,000,000	9,719,614
8.75%, 01/31/2044		8,279,700	477,022
Republic of South Africa Government International Bonds
7.10%, 11/19/2036(b)		$400,000	419,159
5.00%, 10/12/2046		516,000	389,481
Total South Africa			26,543,597
SOUTH KOREA—2.0%
Export-Import Bank of Korea, 5.13%, 01/11/2033		2,184,000	2,219,685
Korea Housing Finance Corp., 5.13%, 01/21/2030(b)		2,100,000	2,131,590
Korea Treasury Bonds, 2.50%, 03/10/2052	KRW	18,300,000,000	8,915,574
Total South Korea			13,266,849
SRI LANKA—0.2%
Sri Lanka Government International Bonds, 3.35%, 03/15/2033(b)(c)(f)		$1,500,000	1,423,073
THAILAND—3.8%
Thailand Government Bonds
1.66%, 03/17/2030	THB	96,000,000	2,898,335
2.80%, 06/17/2034		45,000,000	1,431,128
2.41%, 03/17/2035		320,000,000	9,852,389
3.40%, 06/17/2036		60,000,000	2,008,424
2.70%, 06/17/2040		110,000,000	3,325,308
2.98%, 06/17/2045		180,000,000	5,331,168
Total Thailand			24,846,752
TURKEY—0.5%
Istanbul Metropolitan Municipality, 10.50%, 12/06/2028(a)(b)		$200,000	214,151
Turkiye Government Bonds, 10.28%, 09/15/2027	TRY	21,935,400	350,063
Turkiye Government International Bonds, 9.38%, 01/19/2033		$271,000	301,969
Turkiye Ihracat Kredi Bankasi AS, 6.88%, 07/03/2028(b)		2,500,000	2,521,395
Total Turkey			3,387,578
URUGUAY—0.3%
Uruguay Government International Bonds, 8.25%, 05/21/2031	UYU	79,419,234	2,053,797
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

	Shares or Principal Amount		Value
GOVERNMENT BONDS (continued)
UZBEKISTAN—0.0%
National Bank of Uzbekistan, 8.50%, 07/05/2029(a)(b)		$200,000	$211,638
ZAMBIA—0.0%
Zambia Government International Bonds, 5.75%, 06/30/2033(b)(c)(f)		138,937	135,757
Total Government Bonds			483,000,265
SUPRANATIONAL—8.2%
Asian Infrastructure Investment Bank, 6.65%, 06/30/2033(b)	INR	725,000,000	7,227,787
Corp. Andina de Fomento
10.20%, 05/07/2029(b)	MNT	2,073,000,000	572,686
8.25%, 04/26/2034	INR	320,000,000	3,346,345
European Bank for Reconstruction & Development, 6.75%, 01/13/2032		162,600,000	1,628,077
Inter-American Development Bank
7.35%, 10/06/2030		720,000,000	7,421,956
7.00%, 04/17/2033		850,000,000	8,565,922
International Bank for Reconstruction & Development
7.05%, 07/22/2029		137,000,000	1,418,856
6.50%, 04/17/2030		146,000,000	1,467,329
7.00%, 01/25/2031		1,250,000,000	12,725,331
4.93%, 11/03/2032	PHP	242,000,000	3,690,559
International Finance Corp.
15.50%, 10/23/2028	KZT	1,400,000,000	2,919,487
10.00%, 04/15/2029	MNT	8,700,000,000	2,428,302
Total Supranational			53,412,637
WARRANTS—0.0%
BRAZIL—0.0%
OAS SA(g)(h)(i)		61,465	–
Total Warrants			–
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—2.9%
MONEY MARKET FUNDS—1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(j)	10,178,284	$10,178,284
Total Money Market Funds		10,178,284
U.S. TREASURIES—1.4%
U.S. Treasury Bills, 3.61%, 08/13/2026(k)	$9,000,000	8,990,988
Total U.S. Treasuries		8,990,988
Total Short-Term Investments		19,169,272
Total Investments (Cost $1,078,312,250)—161.1%		1,056,777,310
Long Term Debt Securities		(316,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(100,000,000)
Other Assets in Excess of Liabilities—2.3%		15,380,763
Net Assets—100.0%		$656,158,073

(a)	The maturity date presented for these instruments represents the next call/put date.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Sinkable security.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Zero coupon bond.
(f)	Step bond. Rate disclosed is as of July 31, 2026.
(g)	Illiquid security.
(h)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(i)	Non-income producing security.
(j)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.
(k)	The rate shown is the discount yield at the time of purchase.
Amounts listed as “–” are $0 or round to $0.

AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
DAC	Designated Activity Company
DOP	Dominican Republic Peso
EGP	Egyptian Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstan Tenge
MNT	Mongolia Tughrik
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

PHP	Philippine Peso
PIK	Payment-In-Kind
PKR	Pakistan Rupee
PLC	Public Limited Company
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
VRN	Variable Rate Note
ZAR	South African Rand
AUD	Australian Dollar
CNH	Chinese Yuan Renminbi Offshore
EUR	Euro Currency
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

As of July 31, 2026, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Korea Treasury Bond - 10 Year	100	9/15/2026	$7,398,579	$7,422,319	$23,740
Korea Treasury Bond - 3 Year	665	9/15/2026	47,836,668	48,150,347	313,679
Ultra United States Treasury Bond	337	9/21/2026	37,888,251	36,964,688	(923,563)
United States Treasury Note 6%—5 Year	453	9/30/2026	48,365,931	48,007,383	(358,548)
					$(944,692)
Short Contract Positions
United States Treasury Note 6%—10 year	(299)	9/21/2026	$(32,643,413)	$(32,292,000)	$351,413
					$(593,279)

As of July 31, 2026, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
10/09/2026	HSBC Bank PLC	AUD	124,014,924	USD	86,049,120	$87,164,464	$1,115,344
Chinese Yuan Renminbi Offshore/United States Dollar
08/14/2026	Standard Chartered Bank	CNH	53,222,000	USD	7,862,283	7,887,684	25,401
Euro/United States Dollar
08/26/2026	HSBC Bank PLC	EUR	4,950,000	USD	5,762,890	5,713,029	(49,861)
Indian Rupee/United States Dollar
10/23/2026	BNP Paribas S.A.	INR	185,132,000	USD	1,900,739	1,926,391	25,652
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah/United States Dollar
08/07/2026	Deutsche Bank AG	IDR	40,972,135,000	USD	2,278,888	$2,274,767	$(4,121)
08/07/2026	UBS AG	IDR	133,318,672,000	USD	7,394,774	7,401,835	7,061
Malaysian Ringgit/United States Dollar
09/03/2026	BNP Paribas S.A.	MYR	41,453,000	USD	10,169,770	10,153,382	(16,388)
Philippine Peso/United States Dollar
09/09/2026	Deutsche Bank AG	PHP	554,734,000	USD	9,010,981	9,056,466	45,485
09/09/2026	Standard Chartered Bank	PHP	368,004,000	USD	5,992,692	6,007,953	15,261
South Korean Won/United States Dollar
09/11/2026	Deutsche Bank AG	KRW	47,604,674,000	USD	30,840,232	33,013,780	2,173,548
09/11/2026	Standard Chartered Bank	KRW	1,359,259,000	USD	875,856	942,644	66,788
Thai Baht/United States Dollar
10/15/2026	Standard Chartered Bank	THB	62,788,560	USD	1,875,097	1,891,364	16,267
Total						$173,433,759	$3,420,437

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi Offshore
08/14/2026	Deutsche Bank AG	USD	1,360,532	CNH	9,214,000	$1,365,547	$(5,015)
08/14/2026	HSBC Bank PLC	USD	1,341,899	CNH	9,049,000	1,341,093	806
08/14/2026	HSBC Bank PLC	USD	5,163,994	CNH	34,959,000	5,181,044	(17,050)
United States Dollar/Euro
08/26/2026	HSBC Bank PLC	USD	5,769,389	EUR	4,950,000	5,713,029	56,360
United States Dollar/Hong Kong Dollar
09/02/2026	Deutsche Bank AG	USD	12,545,449	HKD	98,000,000	12,509,655	35,794
United States Dollar/Indonesian Rupiah
08/07/2026	Citibank N.A.	USD	7,589,314	IDR	133,318,672,000	7,401,835	187,479
08/07/2026	Deutsche Bank AG	USD	2,332,534	IDR	40,972,135,000	2,274,767	57,767
10/30/2026	UBS AG	USD	7,337,187	IDR	133,318,672,000	7,337,027	160
United States Dollar/Malaysian Ringgit
09/03/2026	BNP Paribas S.A.	USD	5,927,446	MYR	24,117,000	5,907,150	20,296
09/03/2026	Deutsche Bank AG	USD	20,643,632	MYR	83,167,000	20,370,692	272,940
United States Dollar/Philippine Peso
09/09/2026	Standard Chartered Bank	USD	3,705,158	PHP	230,054,000	3,755,811	(50,653)
09/09/2026	UBS AG	USD	9,865,610	PHP	609,084,000	9,943,772	(78,162)
United States Dollar/Singapore Dollar
09/18/2026	HSBC Bank PLC	USD	5,932,764	SGD	7,640,000	5,976,737	(43,973)
09/18/2026	Standard Chartered Bank	USD	2,929,263	SGD	3,775,688	2,953,703	(24,440)
09/18/2026	UBS AG	USD	2,919,767	SGD	3,762,000	2,942,995	(23,228)
United States Dollar/South Korean Won
09/11/2026	Deutsche Bank AG	USD	3,000,638	KRW	4,458,258,000	3,091,796	(91,158)
09/11/2026	Royal Bank of Canada	USD	2,905,794	KRW	4,288,026,000	2,973,741	(67,947)
Total						$101,040,394	$229,976
Unrealized appreciation on forward foreign currency exchange contracts							$4,122,409
Unrealized depreciation on forward foreign currency exchange contracts							$(471,996)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2026
abrdn Asia-Pacific Income Fund, Inc.

As of July 31, 2026, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	31,000,000	08/23/2029	Citigroup	Receive	1-day SOFR	3.40%	Annually	$(173)	$769,379	$769,552
USD	20,000,000	03/17/2032	Citigroup	Receive	1-day SOFR	3.40%	Annually	-	775,067	775,067
USD	25,000,000	03/17/2033	Citigroup	Receive	1-day SOFR	3.38%	Annually	-	1,182,959	1,182,959
								$(173)	$2,727,405	$2,727,578
USD	10,000,000	03/17/2032	Citigroup	Pay	1-day SOFR	3.40%	Annually	(169,543)	(387,543)	(218,000)
								$(169,543)	$(387,543)	$(218,000)
								$(169,716)	$2,339,862	$2,509,578

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;

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Notes to Portfolio of Investments  (concluded)
July 31, 2026 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

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